DOCUMENT AND ENTITY INFORMATION	Feb. 02, 2023
Entity Listings [Line Items]
Document type	8-K
Document period end date	Feb. 02, 2023
Entity registrant name	HONEYWELL INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	855 S. MINT STREET
Entity Address, City or Town	CHARLOTTE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment flag	false
Entity central index key	0000773840
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1 per share*
Trading Symbol	HON
The NASDAQ Stock Market LLC	NASDAQ
1.300% Senior Notes due 2023
Entity Listings [Line Items]
Title of 12(b) Security	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
The NASDAQ Stock Market LLC	NASDAQ
0.000% Senior Notes due 2024
Entity Listings [Line Items]
Title of 12(b) Security	0.000% Senior Notes due 2024
Trading Symbol	HON 24A
The NASDAQ Stock Market LLC	NASDAQ
2.250% Senior Notes due 2028
Entity Listings [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
The NASDAQ Stock Market LLC	NASDAQ
0.750% Senior Notes due 2032
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2032
Trading Symbol	HON 32
The NASDAQ Stock Market LLC	NASDAQ
Euro 4.125% Senior Notes due 2034
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2034
Trading Symbol	HON 34
The NASDAQ Stock Market LLC	NASDAQ